Schedule of Future Minimum Lease Payments for Capital Leases (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
2016	€ 254
2017	178
2018	84
2019	32
2020	11
Total minimum lease payments	559
Less: amount representing interest	27
Present value of minimum lease payments	531
Current portion of capital lease obligations	238	€ 217
Long-term portion	€ 294	€ 355